Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 8,434	$ 19,176	$ 30,637	$ 13,556
Cash in USD [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	4,260	15,596	22,756
Cash in NIS [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	3,059	1,688	6,225
Cash in Euro [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	1,110	1,892	1,656
Cash in GBP [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 5	$ 0	$ 0